PROPERTIES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
PROPERTIES AND EQUIPMENT

The following table presents the components of properties and equipment, net of accumulated depreciation, depletion and amortization:

	As of December 31,
	2012	2011
	(in thousands)
Properties and equipment, net:
Natural gas and crude oil properties
Proved	$2,075,924	$1,694,694
Unproved	319,327	102,466
Total natural gas and crude oil properties	2,395,251	1,797,160
Pipelines and related facilities	47,786	40,721
Transportation and other equipment	34,858	32,475
Land and buildings	14,935	14,572
Construction in progress	67,217	69,633
Gross properties and equipment	2,560,047	1,954,561
Accumulated depreciation, depletion and amortization	(943,341)	(652,845)
Properties and equipment, net	$1,616,706	$1,301,716

The following table presents impairment charges recorded for natural gas and crude oil properties:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Continuing operations:
Impairment of proved properties	$—	$—	$—
Impairment of individually significant unproved properties	1,629	1,108	1,477
Amortization of individually insignificant unproved properties	4,266	1,193	2,893
Total continuing operations	5,895	2,301	4,370
Discontinued operations:
Impairment of proved properties	161,185	22,460	4,666
Impairment of individually significant unproved properties	313	—	—
Amortization of individually insignificant unproved properties	756	398	2,111
Total discontinued operations	162,254	22,858	6,777
Total impairment of natural gas and crude oil properties	$168,149	$25,159	$11,147

In December 2012, we recognized an impairment charge of $161.2 million associated with our Piceance Basin proved oil and natural gas properties. The assets were determined to be impaired as the estimated undiscounted future net cash flows were less than the carrying value of the assets. The fair value for determining the amount of the impairment charge was based on estimated future cash flows from an unrelated third-party bid, a Level 3 input, as we changed our development plans in the basin and decided to sell the related assets. The impairment charge was included in discontinued operations on the statement of operations. See Note 14, Assets Held for Sale, Divestitures, and Discontinued Operations, for additional information regarding the sale of our Piceance Basin oil and natural gas properties.

In 2011, we recognized an impairment charge of $22.5 million to write-down our NECO assets to fair value. The fair value was based on unrelated third-party bids, a level 3 input. The impairment charge was included in discontinued operations on the statement of operations. See Note 14, Assets Held for Sale, Divestitures, and Discontinued Operations, for additional information regarding the sale of our NECO oil and natural gas properties.

In May 2010, pursuant to our entry into an agreement to sell our Michigan assets, we reclassified our Michigan assets as held for sale. We compared the transactional sales price, considered a Level 3 input, less costs to sell to the carrying value of our Michigan net assets. The net carrying value exceeded the net sales price and, therefore, during the second quarter of 2010, we recognized a pre-tax impairment charge of $4.7 million to reduce the carrying value of the net assets to reflect the net sales price. The impairment charge was included in discontinued operations on the statement of operations. See Note 14, Assets Held for Sale, Divestitures, and Discontinued Operations.

Suspended Well Costs

The following table presents the capitalized exploratory well costs pending determination of proved reserves, and included in properties and equipment on the balance sheets:

	2012	2011	2010
	(in thousands, except for number of wells)

Balance beginning of year, January 1,	$4,432	$2,297	$1,174
Additions to capitalized exploratory well costs pending the determination of proved reserves	30,482	3,692	4,353
Reclassifications to wells, facilities and equipment based on the determination of proved reserves	—	(1,557)	(2,231)
Deconsolidation of PDCM and change in ownership interest	—	—	(462)
Capitalized exploratory well costs charged to expense	(15,347)	—	(537)
Balance end of year, December 31,	$19,567	$4,432	$2,297

Number of wells pending determination at December 31,	2	6	3

Additions to capitalized exploratory well costs pending determination of proved reserves increased in 2012 as compared to prior years as we increased our exploratory drilling activities in the liquid-rich emerging Utica Shale play.

In 2012, capitalized well costs related to two vertical stratigraphic test wells in eastern Ohio were expensed at a cost of $12.2 million. Additionally, three wells in south central Ohio and a well in southeast Colorado were determined to have noncommercial quantities of hydrocarbons and were expensed at a cost of $1.2 million and $0.9 million, respectively.

The following table presents an aging of capitalized exploratory well costs based on the date that drilling commenced and the number of projects for which exploratory well costs have been capitalized for a period greater than one year since the commencement of drilling:

	As of December 31,
	2012	2011	2010
	(in thousands)

Exploratory well costs capitalized for a period of one year or less	$19,567	$3,587	$2,297
Exploratory well costs capitalized for a period greater than one year since commencement of drilling	—	845	—
Balance end of year, December 31,	$19,567	$4,432	$2,297
Number of projects with exploratory well costs that have been capitalized for a period greater than one year since commencement of drilling	—	2	—